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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Casualty Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                  Fairfield, Ohio         May 11, 2007
------------------------------------   ---------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total          11

Form 13F Information Table Value Total     157,122
                                         (thousands)
List of Other Included Managers:

     No.   File No.    Name

     01    028-10798   Cincinnati Financial Corporation


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
COLUMN 1                     COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------
                             TITLE OF             VALUE   SHRS OR  SH / PUT /  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS SOLE   SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP             COMMON   26441C105    4,036   198,900 SH         SHARED-OTHER    01      --   198,900     --
EXXON MOBIL CORPORATION      COMMON   30231G102   39,234   520,000 SH         SHARED-OTHER    01      --   520,000     --
FIFTH THIRD BANCORP          COMMON   316773100   54,939 1,419,979 SH         SHARED-OTHER    01      -- 1,419,979     --
GENERAL ELECTRIC CO          COMMON   369604103      884    25,000 SH         SHARED-OTHER    01      --    25,000     --
GENUINE PARTS CO             COMMON   372460105      735    15,000 SH         SHARED-OTHER    01      --    15,000     --
JOHNSON & JOHNSON            COMMON   478160104    1,507    25,000 SH         SHARED-OTHER    01      --    25,000     --
NATIONAL CITY CORPORATION    COMMON   635405103   10,229   274,612 SH         SHARED-OTHER    01      --   274,612     --
PROCTER & GAMBLE CORPORATION COMMON   742718109   15,790   250,000 SH         SHARED-OTHER    01      --   250,000     --
SPECTRA ENERGY CORP          COMMON   847560109    2,613    99,450 SH         SHARED-OTHER    01      --    99,450     --
WELLS FARGO & CO             COMMON   949746101   15,149   440,000 SH         SHARED-OTHER    01      --   440,000     --
WYETH                        COMMON   983024100   12,007   240,000 SH         SHARED-OTHER    01      --   240,000     --

                                                 157,122


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